Note 15 - Benefit Plans (Details) - Assumptions Used	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assumptions Used [Abstract]
Discount Rate	6.00%	6.00%
Salary Scale	4.00%	4.00%